Loans	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Loans
Loans
6.	Loans

a)	Short-terms loans

(i)	Composition:

	As of
	January 31, 2021	July 31, 2020

Opening balance	$306,878	$-
Additional loans (ii)	31,950	294,655
Accrued Interest (iii)	4,923	12,223
FX Adjustment	(10,493)	-
Closing balance	$333,258	$306,878

(ii)	During the three-months ended October 31, 2020, the Company received three unsecured loans from two directors and an officer in the total amount of US$25,000 (“Short Term Loans”). The Short-Term Loans all bear interest at 2.5% annually and are repayable on or before July 31, 2021. See Note 15(b) for details of repayment of the short terms loans subsequent to the reporting period.

(iii)	Total interest expense in respect to all short-term loans for the three and six months ended January 31, 2021 is $2,473 and $4,923, respectively (for the three and six months ended January 31, 2020 - ($639 and $639, respectively).

b)	Government grants

On April 24, 2020, the Company received a $40,000 loan from the Canada Emergency Business Account (“CEBA Loan”). The CEBA Loan bears 0% interest until December 31, 2022. If the balance is not paid by December 31, 2022, the remaining balance will be converted to a 3-year term loan at 5% annual interest, paid monthly, effective January 1, 2023. The full balance must be repaid by no later than December 31, 2025. No principal payments required until December 31, 2022. Principal repayments can be voluntarily made at any time without fees or penalties. $10,000 loan forgiveness is available, provided the outstanding balance is $40,000 at December 31, 2020, and $30,000 is paid back between January 1, 2021 and December 31, 2022. The loan was recognized at the fair value based on an estimated market interest rate of 15%.

For the three and six months ended January 31, 2021, the Company recorded an interest expense of $1,100 and $2,159, respectively, being the interest accretion on the CEBA Loan (for the three and six months ended January 31, 2020 – nil and nil, respectively).

On May 1, 2020 the Company received US$127,030 as a loan from the Paycheck Protection Program in the United States (the “Program”) The terms of the Program provide that a portion of the loan may be forgiven, to the extent that the amounts spent during the eight week period following the first disbursement of the loan are incurred as follows: (i) payroll costs, (ii) interest payments on mortgages incurred before February 15, 2020, (iii) rent payments on leases in effect before February 15, 2020, and (iv) utility payments for which service began before February 15, 2020 (“Program Expenses”). The unforgiven part of the loan must be repaid within two years and bears interest at 1% per annum. The Company used the entire proceeds to pay Program Expenses and is currently in the process of applying to have this loan forgiven. The loan was recognized at the fair value based on an estimated market interest rate of 15%.

For the three and six months ended January 31, 2021, the Company recorded an interest expenses of $4,619 and $9,309, respectively being the interest accretion on the PPP Loan (for the three and six months ended January 31, 2020 – nil and nil, respectively).

c)	Convertible Loan

On November 16, 2020, the Company closed a brokered private placement (the “Offering”) of an unsecured convertible debenture unit of the Company (the “Unit”) to a single subscriber, purchased at a price of $375,000, less an original discount of approximately 29.33%, for aggregate gross proceeds of $265,000.

The Unit is comprised of (A) $375,000 principal amount (“Principal Amount”) of a 5.0% convertible unsecured debenture of the Company (the “Debenture”), due on the earlier of (i) 5 years from the issue date; (ii) the Company receiving $2,000,000 or more by way of private placement or public offering; or (iii) such earlier date as the principal amount hereof may become due, subject to extension upon mutual agreement of the Company and the holder of the Debenture; and (B) 69,188 common share purchase warrants of the Company (“Warrants”).

The Debenture is convertible, at the option of the holder thereof, from the period beginning on May 16, 2021, until the repayment of the Debenture in full, into that number of common shares of the Company (“Common Shares”) computed on the basis of the principal amount of the Debenture divided by the conversion price of $5.42 per Common Share (the “Conversion Price”).

Each Warrant entitles the holder thereof to purchase one Common Share of the Company (each a “Warrant Share”) for a period of five (5) years from the Closing Date at a price of $5.42 per Warrant Share, subject to adjustment as set forth in the Warrants. Each Warrant may also be exercised by presentation and surrender of the Warrant to the Company with a written notice of the Subscriber’s intention to effect a cashless exercise.

The Debenture will bear interest at a rate of 5.0% per annum and the Debenture may be prepaid in full or in part by the Company during the initial 120 day period after issuance of the Debenture without penalty. After 120 days, and only if the Company elects to prepay the Debenture prior to November 16, 2021, the Company will be required to pay a cash prepayment penalty equal to 35% of the Principal Amount of the Debenture (the “Prepayment Penalty”). In the event of default on the Debenture, the interest rate will increase to 12% per annum and a cash penalty payment equal to 40% of the Principal Amount of the Debenture will be added to the Principal Amount of the Debenture (the “Default Penalty”); and the Principal Amount, any accrued and unpaid interest and any other amount owing pursuant the Debenture, including any Prepayment Penalty and/or Default Penalty outstanding at that time shall be accelerated, and shall become immediately due and payable at the option of the holder.

In consideration for the services rendered by ThinkEquity, a division of Fordham Financial Management, Inc. (the “Broker”), the Broker received a cash commission of $26,500 from the Company in connection with the Offering. As additional consideration, the Company also issued to the Broker 4,890 non-transferable compensation warrants (the “Compensation Warrants”). Each Compensation Warrant is exercisable to acquire one Common Share at an exercise price of $5.42 at any time in whole or in part for a period of five (5) years from the Closing Date.

The Debentures’ proceeds of $235,210 (net of expenses) received were separated into the liability component of $145,908, equity component of $35,273, and warrants and broker warrants with a value of $35,273 and $18,757, respectively. The liability is carried at amortized cost using the effective interest rate method with an effective interest rate of 19.97% per annum. Transaction costs of $158,547 were paid in relation with the Debentures. The fair value of the warrants and the broker warrants issued with the Debentures was valued using the Black-Scholes option pricing model based on the following assumptions: volatility of 100% using the historical prices of the Company, risk-free interest rate of 0.49%, expected life of 5 years and share price of $5.22. During the three and six month periods ended January 31, 2021, the Company recorded interest of $3,750 and accretion expenses of $11,224 which were recorded as finance expense in the consolidated statements of operations and comprehensive loss.

See Note 15(c) for details of repayment of the Debenture subsequent to the reporting period.

5. Loans

(a)	Short-terms loans

On December 3, 2019, January 27, 2020 and February 20, 2020 and the Company received three unsecured loan from a third party in the amounts of US$100,000, US$50,000 and US$50,000, respectively “Short Term Loans”). The Short Term Loans all bear interest at 2.5% annually and were all repayable on or before March 26, 2020, after which the interest rate increased to 15% annually, however, the loan holder has deferred the increased interest to November 20, 2020. The Short Term Loans remain outstanding as of the date of this report.

On April 30, 2020 and May 20, 2020, the Company received two loans from other third parties in the total amount of US$20,000. These loans all bear interest at 10% annually are repayable on or before December 31, 2020.

Total interest expense in respect to the short-term loans was $33,939 for the year ended July 31, 2020 ($nil for the year ended July 31, 2019).

(b)	Government grants

On April 24, 2020, the Company received a $40,000 loan from the Canada Emergency Business Account (“CEBA Loan”). The CEBA Loan bears 0% interest until December 31, 2022. If the balance is not paid by December 31, 2022, the remaining balance will be converted to a 3-year term loan at 5% annual interest, paid monthly, effective January 1, 2023. The full balance must be repaid by no later than December 31, 2025. No principal payments required until December 31, 2022. Principal repayments can be voluntarily made at any time without fees or penalties. $10,000 loan forgiveness is available, provided the outstanding balance is $40,000 at December 31, 2020, and $30,000 is paid back between January 1, 2021 and December 31, 2022. The loan was recognized at the fair value based on an estimated market interest rate of 15%. The Company made no interest payments during the year ended July 31, 2020 and recorded a gain from the government grant in the amounts of $13,121 (2019 – nil, 2018 – nil) which represents the benefit of receiving an interest free grant.

On May 1, 2020 the Company received US$127,030 as a loan from the Paycheck Protection Program in the United States (the “Program”) The terms of the Program provide that a portion of the loan may be forgiven, to the extent that the amounts spent during the eight week period following the first disbursement of the loan are incurred as follows: (i) payroll costs, (ii) interest payments on mortgages incurred before February 15, 2020, (iii) rent payments on leases in effect before February 15, 2020, and (iv) utility payments for which service began before February 15, 2020 (“Program Expenses”). The unforgiven part of the loan must be repaid within two years and bears interest at 1% per annum. The Company used the entire proceeds to pay Program expenses and is currently in the process of applying to have this loan forgiven. The loan was recognized at the fair value based on an estimated market interest rate of 15%. The Company made no interest payments during the year ended July 31, 2020 and recorded a gain from the government grant in the amount of $15,483 (2019 – nil, 2018 – nil) which represents the benefit of receiving a loan with 1% interest.